Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 358,730	$ 50,078	¥ 385,527	¥ (108,537)